Net financial results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial income
Gains on financial investments	$ 26,062	$ 21,388	$ 12,032
Interest on tax credits - Note 25	26,033
Other financial income	15,414	8,480	12,923
Total financial income	67,509	29,868	24,955
Financial expenses
Interest on loans and financing	(77,647)	(56,434)	(36,059)
Interest on contractual liabilities	(7,294)	(8,184)
Monetary adjustment of provisions	(4,763)	(9,478)	(9,595)
Derivative financial instruments - Note 6 (iii)	(2,538)
Other financial expenses	(29,420)	(32,073)	(24,720)
Total financial expenses	(121,662)	(106,169)	(70,374)
Foreign exchange losses, net	(148,501)	(53,880)	124,500
Net financial results	(202,654)	(130,181)	79,081
Prepayment of loan by the related parties			$ 10,284
NEXA BR
Financial expenses
Prepayment of loan by the related parties	$ 600,000
Outstanding debt from related parties		$ 1,113,400